Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 20,115	$ (103,149)	$ 454,590
Adjustments to Reconcile Net Income (Loss) to Net Cash Used in Operating Activities:
Depreciation and amortization		52
Accounts receivable	(20,239)	1,835
Accounts receivable - related party	14,437
Other receivables	(5,725)
Inventories	(25,854)
Advance to suppliers	178,059	46,268
Accounts payable	1,124
Payroll payable	4,159	121
Taxes payable	(13,904)	2,292
Other payables	(53,783)	(88,712)
Net Cash Used in Operating Activities	(2,597)	(164,696)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	41,266	177,564
Repayments to related parties	(157,185)
Net Cash Provided by (Used in) Financing Activities	(115,919)	177,564
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(1,868)
Net Cash Used in Investing Activities		(1,868)
Effect Of Exchange Rate Changes On Cash	(1,009)	(51)
Net increase (decrease) in Cash	(119,525)	10,949
Cash, beginning of period	133,479	3,058	3,058
Cash, end of period	13,954	14,007	$ 133,479
Supplemental Disclosure Of Cash Flow Information:
Interest	25	9
Income taxes
Nonrelated Party [Member]
Adjustments to Reconcile Net Income (Loss) to Net Cash Used in Operating Activities:
Advance from customers	(100,986)	151,455
Related Party [Member]
Adjustments to Reconcile Net Income (Loss) to Net Cash Used in Operating Activities:
Advance from customers		$ (174,858)